CHANGES IN ACCOUNTING POLICIES - Consolidated Financial Statement Impacts (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) shares	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Assets
Property, plant and equipment (Note 10)	$ 18,549	$ 18,549	$ 18,362	$ 18,362	$ 14,408
Investments in equity accounted investees (Note 12)	4,377	4,377	5,974	5,974	6,383
Right-of-use assets	651	651	691	691	427	$ 427
Advances to related parties and other assets (Note 30)	50	50	150	150	170
Total assets	31,416	31,416	32,755	32,755	26,811
Liabilities
Decommissioning provision (Note 18)	348	348	337	337	158
Deferred tax liabilities (Note 14)	2,925	2,925	2,945	2,945	2,814
Total liabilities	16,401	16,401	15,887	15,887	12,302
Equity
Retained earnings			(1,785)	(1,785)	(1,953)
Total equity attributable to owners of parent	14,955	14,955	16,808	$ 16,808	14,449
Earnings and Comprehensive Income
Cost of sales (Note 22)	4,132		5,183
Share of profit from equity accounted investees - operations (Note 12)	282		375
Gross profit	2,008		2,442
Net finance costs (Note 21)	420		289
Earnings (loss) before income tax	(416)		1,542
Deferred tax recovery (Note 14)	(340)		(175)
Earnings (loss)	(316)		1,507
Total comprehensive income (loss) attributable to shareholders	(412)		1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)	$ (476)		$ 1,376
Basic (loss) earnings per common share (in CAD per share) | (per share)	$ (0.86)		$ 2.69	$ 2,690,000
Diluted (loss) earnings per common share (in CAD per share) | (per share)	$ (0.86)		$ 2.68	$ 2,680,000
Statement of cash flows [abstract]
Earnings (loss)	$ (316)		$ 1,507
Share of profit from equity accounted investees - operations (Note 12)	(282)		(375)
Depreciation and amortization	700		507
Net finance costs (Note 21)	420		289
Income tax (recovery) expense (Note 14)	(100)		35
Cash flows from (used in) operating activities	2,252		2,532
Previously stated
Assets
Property, plant and equipment (Note 10)			18,775	$ 18,775	14,712
Investments in equity accounted investees (Note 12)			5,954	5,954	6,368
Right-of-use assets			822	822	427
Advances to related parties and other assets (Note 30)			157	157	177
Total assets			33,153	33,153	27,107
Liabilities
Decommissioning provision (Note 18)			864	864	569
Deferred tax liabilities (Note 14)			2,906	2,906	2,782
Total liabilities			16,383	16,383	12,681
Equity
Retained earnings			(1,883)	$ (1,883)	(2,036)
Earnings and Comprehensive Income
Cost of sales (Note 22)			5,187
Share of profit from equity accounted investees - operations (Note 12)			370
Gross profit			2,433
Net finance costs (Note 21)			294
Earnings (loss) before income tax			1,528
Deferred tax recovery (Note 14)			(174)
Earnings (loss)			1,492
Total comprehensive income (loss) attributable to shareholders			1,273
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)			1,361
Basic (loss) earnings per common share (in CAD per share) | shares				$ 2,660,000
Diluted (loss) earnings per common share (in CAD per share) | shares				$ 2,650,000
Statement of cash flows [abstract]
Earnings (loss)			1,492
Share of profit from equity accounted investees - operations (Note 12)			(370)
Depreciation and amortization			511
Net finance costs (Note 21)			294
Income tax (recovery) expense (Note 14)			36
Cash flows from (used in) operating activities			2,532
Accounting policy change adjustments
Assets
Property, plant and equipment (Note 10)	(546)	(546)	(372)	$ (372)	(304)
Investments in equity accounted investees (Note 12)	24	24	20	20	15
Right-of-use assets	(51)	(51)	(39)	(39)	0
Advances to related parties and other assets (Note 30)	(7)	(7)	(7)	(7)	(7)
Total assets	(580)	(580)	(398)	(398)	(296)
Liabilities
Decommissioning provision (Note 18)	(734)	(734)	(527)	(527)	(411)
Deferred tax liabilities (Note 14)	37	37	31	31	32
Total liabilities	(697)	(697)	(496)	(496)	(379)
Equity
Retained earnings	117	117	98	98	83
Total equity attributable to owners of parent	117	$ 117	98	$ 98	$ 83
Earnings and Comprehensive Income
Cost of sales (Note 22)	(18)		(4)
Share of profit from equity accounted investees - operations (Note 12)	4		5
Gross profit	22		9
Net finance costs (Note 21)	(3)		(5)
Earnings (loss) before income tax	25		14
Deferred tax recovery (Note 14)	6		(1)
Earnings (loss)	19		15
Total comprehensive income (loss) attributable to shareholders	19		15
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)	19		15
Basic (loss) earnings per common share (in CAD per share) | shares		$ 40,000.00		$ 30,000.00
Diluted (loss) earnings per common share (in CAD per share) | shares		$ 40,000.00		$ 30,000.00
Statement of cash flows [abstract]
Earnings (loss)	19		15
Share of profit from equity accounted investees - operations (Note 12)	(4)		(5)
Depreciation and amortization	(18)		(4)
Net finance costs (Note 21)	(3)		(5)
Income tax (recovery) expense (Note 14)	6		(1)
Cash flows from (used in) operating activities	$ 0		$ 0